FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

			Investment Company Act file number: 811-3690

   First Investors Tax Exempt Funds
  (Exact name of registrant as specified in charter)


   110 Wall Street
   New York, NY 10005
  (Address of principle executive offices)


   Joseph I. Benedek
   First Investors Management Company, Inc.
   Raritan Plaza I
   8th Floor
   Edison, NJ 08837-3620
  (Name and address of agent for service)


Registrant's telephone number, including area code:  1-212-858-8000

Date of Fiscal year-end: 12/31/2007

Date of reporting period: 7/1/2006 - 6/30/2007

   Item 1. Proxy Voting Record

   First Investors Tax-Exempt Money Market Fund

				None

   First Investors Insured Intermediate Tax Exempt Fund

				None

   First Investors Insured Tax Exempt Fund

				None

   First Investors Insured Tax Exempt Fund II

				None

   First Investors Arizona Fund

				None

   First Investors California Fund

				None

   First Investors Colorado Fund

				None

   First Investors Connecticut Fund

				None

   First Investors Florida Fund

				None

   First Investors Georgia Fund

				None

   First Investors Maryland Fund

				None

   First Investors Massachusetts Fund

				None

   First Investors Michigan Fund

				None

   First Investors Minnesota Fund

				None

   First Investors Missouri Fund

				None

   First Investors New Jersey Fund

				None

   First Investors New York Fund

				None

   First Investors North Carolina Fund

				None

   First Investors Ohio Fund

				None

   First Investors Oregon Fund

				None

   First Investors Pennsylvania Fund

				None

   First Investors Virginia Fund

				None

   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   First Investors Tax Exempt Funds
   (Registrant)


By: /S/ KATHRYN S. HEAD
        Kathryn S. Head
        President and Principal Executive Officer

Date:   August 23, 2007